UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

Item 1. Report to Stockholders.

Al Frank Fund
Al Frank Dividend Value Fund

SEMI-ANNUAL REPORT
June 30, 2007

Al Frank Funds
32392 Coast Highway, Suite 260
Laguna Beach, CA 92651
Shareholder Services 888.263.6443
alfrankfunds.com

Al Frank Asset Management, Inc.
32392 Coast Highway, Suite 260, Laguna Beach, CA 92651
alfrankfunds.com

Dear Shareholders,

Though the equity markets have been far more volatile than usual as I write this letter, it should come as little surprise that we continue to take the markets’ bouts of euphoria and depression in stride, never becoming too excited about the rallies or overly concerned about the inevitable sell offs. Our flagship Al Frank Fund (VALUX) is now more than nine-and-one-half years old while our younger Al Frank Dividend Value Fund (VALDX) turns three at the end of September. During their lifetimes, we have suffered numerous periods of disappointing performance, but never once have we lost faith in the Al Frank Way – buying and patiently holding broadly diversified portfolios of stocks that we believe are undervalued for their long-term appreciation potential, independent of short-term market gyrations.

The performance numbers in the table below illustrate the merits of our long-term-oriented approach, even as we know that more than a few Al Frank Fund (VALUX) shareholders have only recently come on board, drawn to our market-beating 3-year, 5-year and life-of-fund performance figures. For those who may have short-term losses in either of our funds, it is worth mentioning that our gains have not been linear in nature as we know that we can’t always outperform the benchmarks, nor do the markets always cooperate in sending our stocks higher. Happily, shareholders who have remained patient have generally been rewarded in the fullness of time.

And we can’t repeat it enough. Please think long-term, as we are buying and holding our undervalued stocks not for what they may do next week, next month or even next year, but for how we expect them to fare over the next three to five years and longer. We want you to enjoy the potential rewards and the serenity that can accompany a long-term investment philosophy.  In fact, I have utilized periods of poor performance to add to my holdings in our Funds, a strategy also employed by many of our long-time shareholders.

I mention my commitment to the Funds as just one more example of the confidence we have in our philosophy. Yes, our own money is on the line, right next to yours.

Al Frank Fund

COMPOUND ANNUAL TOTAL RETURNS AS OF 06.30.07
	VALUX	Wilshire 5000
2007 YTD	11.91%	7.56%
1 year	19.63%	20.41%
3 years	14.80%	12.82%
5 years	17.32%	12.00%
10 years	N/A	N/A
Since 01.02.98 inception	16.37%	6.83%
The Fund’s operating expenses are 1.63%. However, the advisor has contractually agreed to cap its expenses at 1.50% indefinitely, or until the Board of Trustees terminates such agreements.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data to the most recent month end may be obtained by visiting alfrankfunds.com. The Funds impose a 2% redemption fee on shares held for less than 60 days.  Performance data does not reflect redemption fee.  Had the fee been included, returns would be lower.

GROWTH OF
A HYPOTHETICAL $10,000
INVESTMENT
SINCE INCEPTION
Actual performance of investors will vary depending on the timing of their investments in the Fund. Hypothetical investment assumes the reinvestment of dividends and capital gains but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance.

Al Frank Dividend Value Fund

COMPOUND ANNUAL TOTAL RETURNS AS OF 06.30.07
	VALDX	Wilshire 5000
2007 YTD	9.60%	7.56%
1 year	18.33%	20.41%
3 years	N/A	N/A
5 years	N/A	N/A
10 years	N/A	N/A
Since 09.30.04 inception	16.12%	14.74%

The Fund’s operating expenses are 2.08% gross/1.99% net. However, the advisor has contractually agreed to cap its expenses at 1.99% indefinitely, or until the Board of Trustees terminates such agreements.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data to the most recent month end may be obtained by visiting alfrankfunds.com. The Funds impose a 2% redemption fee on shares held for less than 60 days.  Performance data does not reflect redemption fee.  Had the fee been included, returns would be lower.

GROWTH OF
A HYPOTHETICAL $10,000
INVESTMENT
SINCE INCEPTION
Actual performance of investors will vary depending on the timing of their investments in the Fund. Hypothetical investment assumes the reinvestment of dividends and capital gains but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance.

Indeed, we don’t involve ourselves in the gnashing of teeth and wringing of hands that takes place every day on Wall Street. We calmly go about our business, doing our homework and embracing our core investment tenets of selection, diversification and patience.

By not limiting ourselves to certain style boxes, we are free to go wherever we believe the best stock values currently may be hiding. After crunching thousands of numbers to unearth those bargains, we feel confident that their value will emerge in time. In our effort to minimize risk and maximize opportunity, we eschew conventional wisdom that 20 to 30 stocks constitute a diversified portfolio. We hold 200 or more stocks in our Funds, to improve our chances of owning those rare few stocks that everyone wishes they’d noticed earlier. This disciplined approach makes it possible for us to put patience—perhaps the most elusive of investment qualities—to work.

As evidence of our style-agnostic philosophy, take a look at the Top 10 Holdings and Sector Weightings (as a percentage of net assets on June 30, 2007). Even though both of our Funds historically have been classified as Small- or Mid-Cap Value, in VALDX, Marathon Oil, Valero Energy and AT&T sport market capitalizations of more than $30 billion, not exactly small- or mid-cap stocks, while in VALUX, our largest weighting is in Technology, not a sector usually associated with value-oriented funds.

Al Frank Fund

TOP TEN HOLDINGS AND SECTOR COMPOSITION
	Ticker	Name	% Net Assets	Sector	% Net Assets
1	MRO	Marathon Oil	1.14%	Technology	28%
2	RIG	Transocean	1.12%	Consumer Cyclicals	16%
3	VLO	Valero Energy	1.12%	Industrials	15%
4	LMIA	LMI Aerospace	1.07%	Energy	15%
5	CSX	CSX	1.01%	Health Care	8%
6	DRYS	DryShips	0.91%	Financials	7%
7	GSF	Global Santa Fe	0.89%	Basic Materials	6%
8	OII	Oceaneering International	0.89%	Consumer Noncyclical	2%
9	NVDA	Nvidia	0.87%	Telecommunications	1%
10	DIOD	Diodes	0.87%	Other	2%
Top ten holdings and sector compositions are subject to change. SOURCE: Al Frank. As of June 30, 2007

Fund holdings are subject to change and are not recommendations to buy or sell any security.

Al Frank Dividend Value Fund

TOP TEN HOLDINGS AND SECTOR COMPOSITION
	Ticker	Name	% Net Assets	Sector	% Net Assets
1	DRYS	DryShips	1.46%	Consumer Cyclicals	20%
2	MRO	Marathon Oil	1.28%	Industrials	18%
3	VLO	Valero Energy	1.22%	Technology	14%
4	RYI	Ryerson Inc.	1.15%	Financials	13%
5	T	AT&T Inc Com	1.02%	Energy	13%
6	TRN	Trinity Industries	1.00%	Basic Materials	8%
7	X	United States Steel	1.00%	Health Care	6%
8	AMN	Ameron	0.97%	Consumer Noncyclical	4%
9	CSX	CSX	0.88%	Telecommunications	1%
10	BAC	Bank of America	0.83%	Other	3%
Top ten holdings and sector compositions are subject to change. SOURCE: Al Frank. As of June 30, 2007

Fund holdings are subject to change and are not recommendations to buy or sell any security.

In short, we seek bargains wherever they reside. If Blue-Chips are cheap, we buy them. If technology stocks are undervalued, we snap them up. We believe that limiting our investment universe by market-cap or value-versus-growth distinctions likely will serve only to limit our potential returns. Generally speaking, mid- and large-cap stocks have become more attractive on a relative basis these days, especially as small-cap stocks have performed well, so new purchases in those areas are moving the median market capitalizations of both of our Funds higher.

Given this ‘go anywhere’ style, it is not unusual for our returns to differ materially in the short run from those of the major market averages. For example, through the first half of 2007, we compared quite well with our benchmark Wilshire 5000 index, even though in 2006 we generally lagged behind. Obviously, quarterly and annual performance is important, but our focus always has been on total returns over multi-year periods, an emphasis that has led to our long-term track record.

******

Given that both of our Funds are broadly diversified, one or two winning or losing stocks do not make or break performance and, as is generally the case, in the first half of 2007 favorable earnings comparisons powered the winning stocks, while disappointing results drove the losers lower. VALUX benefited in the first two quarters of 2007 from strong gains in: energy stocks, like Valero Energy, Tesoro Corp and TransOcean; shipping stocks like Dry Ships and OMI Corp; aerospace stocks like Sifco Industries and LMI Aerospace; commodity stocks like Ryerson & US Steel; technology stocks like Keynote Systems, American Software and Apple Computer; economically sensitive stocks like CSX Corp and Navistar International; and other stocks, like security systems provider Vicon Industries, tire producer Goodyear Tire and auto maker DaimlerChrysler. VALDX was powered higher by some of the same VALUX stellar performers such as American Software, CSX Corp, Dry Ships, Ryerson, US Steel and Valero Energy, but also by Cooper Tire, Cummins Inc, Marathon Oil, Nash Finch, Nokia, Tidewater and Tsakos Energy.

Of course, not all of our picks were winners. In the first half of 2007, VALUX was held back by big losses in Advanced Micro Devices, Allied Defense Group, American Eagle Outfitters, Beazer Homes, Centex, Orleans Homebuilders, Pulte Homes, Ryland Group and Standard Pacific. In VALDX, American Eagle Outfitters, Beazer Homes, Finish Line, IndyMac Bancorp, Lennar Corp, New Century Financial and Orleans Homebuilders were the worst performers.

Remember, however, that our largest holding in either Fund is only slightly greater than 1% of net assets. So, we don’t necessarily need to agonize over individual losers. Our historical experience has shown that generally our winners win more than our losers lose. We believe our solid long-term returns support our investment approach and we will happily always take the bad with the good. Make no mistake—we are always working to improve our research, but the same fundamental analysis that gave us the top performers also led us to the laggards.

******

Again recognizing that these comments are penned during the second week of August 2007, I can say that we certainly understand that periods like late July/early August do try our patience, but we remain very optimistic about the long-term prospects for equities. Reasons for my positive outlook begin with inexpensive valuations for most stocks, which have just become cheaper, given the drop in interest rates, the improvement in Q2 profits (year-over-year growth is up more than 9%, far better than the 4% gain initially forecast) and the pullback in the market. The so-called Fed Model, which compares two key benchmarks: the interest rate yield of the 10-year U.S. Treasury note and the forward operating earnings per share of the S&P 500 stock index appears to be flashing a buy signal. The 4.8% 10-year Treasury yield is far below the current 6.6% earnings yield (the inverse of the 15.2 forward P/E ratio on the S&P 500).

I might point out also that the estimate of second quarter GDP growth came in a little better than expected at 3.4% and corporate balance sheets appear stronger, with plenty of cash to fund share repurchases and make strategic acquisitions.  In fact, investment research firm TrimTabs last week reported that 54 companies announced buybacks last week (capped by a massive $24 billion to $30 billion repurchase authorization from Proctor & Gamble), the most since the aftermath of 9/11. Also, short interest is at high levels and mutual fund investors have been bailing out of U.S. equity funds with money market fund balances the highest we have seen in years.

Of course, I do concede that recent economic stats have not been as strong as hoped, with numbers on jobs, factory orders and retail sales coming in weaker than expected. Obviously, the fallout from the mortgage mess, the ongoing tightening of credit and the major reassessment of risk are still causes for major concern, as are high energy prices and other inflationary pressures, slowing corporate profit growth and the age of the ongoing bull market. However, for eight decades there have always been concerns and yet market data provided by Ratings agency and investment research firm Morningstar (formerly Ibbotson Associates) show that equities have enjoyed long-term annualized rates of return of 10% to 12%, dating back to 1926, with undervalued stocks doing even better.

******

We constantly strive to educate our shareholders and prospective shareholders about our approach and the merits of thinking long term. While many are already receiving our philosophical musings via their subscriptions to The Prudent Speculator newsletter, we encourage those who are not subscribers to e-mail us at info@alfrank.com for additional information and to sign up for our free Buckingham Report service. Knowledge should engender confidence and confidence can help deter you from making rash investment decisions when the going gets tough. Those moments of uncertainty could cost you dearly, so our goal is to provide you with the information you need to confidently ignore the inevitable bumps in the road. The Buckingham Reports just might encourage you to stay the course or even add to your holdings.

And speaking of adding to holdings, I have done just that for my own retirement account, buying shares of both Funds this week.

Sincerely,
John Buckingham

Opinions expressed are those of John Buckingham, which are subject to change and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Investing in securities of small and medium-capitalization companies involves greater price volatility than large-capitalization companies.

Investment performance reflects voluntary fee waivers. In the absence of such waivers, total returns would be reduced.

The S&P 500, Russell 2000 and Wilshire 5000 are unmanaged indices commonly used to measure performance of U.S. stocks. The S&P 500 invests primarily in large-cap stocks; the Wilshire 5000 invests primarily in small-, mid- and large-cap stocks; and the Russell 2000 invests primarily in small-cap stocks. You cannot invest directly in an index. P/E Ratio is the current stock price divided by the earnings per share.

This material must be preceded or accompanied by a current prospectus. Read it carefully before investing.

The Al Frank Funds are distributed by Quasar Distributors LLC. (8/07)

Al Frank Funds

EXPENSE EXAMPLE at June 30, 2007 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in both the Investor Class and the Advisor Class at the beginning of the period and held for the entire period (1/1/07 – 6/30/07).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.49% and 1.24% per the advisory agreement for the Al Frank Fund Investor Class and Advisor Class, respectively, and 1.98% and 1.73% for the Al Frank Dividend Value Fund Investor Class and Advisor Class, respectively. Although the Fund(s) charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Al Frank Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/07	6/30/07	1/1/07 – 6/30/07*
Actual	$1,000.00	$1,119.10	$7.83
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45

*
Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/07	6/30/07	1/1/07 – 6/30/07*
Actual	$1,000.00	$1,120.70	$6.52
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Funds

EXPENSE EXAMPLE at June 30, 2007 (Unaudited), Continued

Al Frank Dividend Value Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/07	6/30/07	1/1/07 – 6/30/07*
Actual	$1,000.00	$1,096.00	$10.29
Hypothetical (5% return before expenses)	$1,000.00	$1,014.98	$9.89

*
Expenses are equal to the Fund’s annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Dividend Value Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/07	6/30/07	1/1/07 – 6/30/07*
Actual	$1,000.00	$1,096.10	$8.99
Hypothetical (5% return before expenses)	$1,000.00	$1,016.22	$8.65

*
Expenses are equal to the Fund’s annualized expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Funds

ALLOCATION OF PORTFOLIO ASSETS at June 30, 2007 (Unaudited)

Al Frank Fund

Al Frank Dividend Value Fund

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited)

Shares	COMMON STOCKS: 97.95%	Value
	Advanced Industrial Equipment: 1.11%
7,000	Eaton Corp.	$651,000
76,200	O.I. Corp.	1,043,940
65,000	Technology Research Corp.	260,650
45,000	The Lamson & Sessions Co.*+	1,195,650
		3,151,240
	Advanced Medical Devices: 0.50%
7,176	Advanced Medical Optics, Inc.*+	250,299
15,074	Utah Medical Products, Inc.	478,449
75,000	Vascular Solutions, Inc.*	702,750
		1,431,498
	Aerospace & Defense: 5.39%
24,100	AAR Corp.*	795,541
36,000	BE Aerospace, Inc.*	1,486,800
40,000	Ducommun, Inc.*	1,029,200
50,000	Kaman Corp. – Class A	1,559,500
125,000	LMI Aerospace, Inc.*	3,036,250
22,000	Lockheed Martin Corp.	2,070,860
143,750	Orbit International Corp.*+	1,272,187
15,000	Raytheon Co.	808,350
75,000	SIFCO Industries, Inc.*	1,404,000
50,000	The Allied Defense Group, Inc.*+	384,500
15,500	The Boeing Co.	1,490,480
		15,337,668
	Air Freight/Couriers: 0.20%
70,000	ABX Air, Inc.*	564,200
	Airlines: 1.81%
22,000	Air France ADR	1,022,780
70,000	Airtran Holdings, Inc.*+	764,400
17,000	Alaska Air Group, Inc.*	473,620
95,000	Mesa Air Group, Inc.*	627,950
150,000	Midwest Air Group, Inc.*	2,253,000
		5,141,750
	Aluminum: 0.78%
33,000	Alcoa, Inc.	1,337,490
15,000	BHP Billiton Ltd. ADR+	896,250
		2,233,740
	Automobile Manufacturers: 1.06%
20,000	DaimlerChrysler AG#	1,839,000
60,000	Ford Motor Co.+	565,200
16,000	General Motors Corp.	604,800
		3,009,000
	Automobile Parts & Equipment: 1.11%
35,000	ArvinMeritor, Inc.	777,000
23,000	Cooper Tire & Rubber Co.	635,260
20,000	Lear Corp.*	712,200
30,000	The Goodyear Tire & Rubber Co.*+	1,042,800
		3,167,260
	Banks: 2.01%
31,019	Bank of America Corp.	1,516,519
20,000	BankAtlantic Bancorp, Inc. – Class A	172,200
102,480	BFC Financial Corp. – Class A*+	389,424

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited), Continued

Shares		Value
	Banks (continued)
65,000	Capstead Mortgage Corp.	$630,500
22,000	Citigroup, Inc.	1,128,380
13,200	JPMorgan Chase & Co.	639,540
12,500	National City Corp.+	416,500
21,000	Sovereign Bancorp, Inc.	443,940
7,357	Wachovia Corp.	377,046
		5,714,049
	Broadcasting: 0.01%
3,071	Citadel Broadcasting Corp.	19,808
	Brokerages: 0.89%
20,000	Lehman Brothers Holdings, Inc.	1,490,400
7,500	The Bear Stearns Companies, Inc.	1,050,000
		2,540,400
	Building Materials: 1.45%
20,000	Ameron International Corp.	1,803,800
16,000	Building Materials Holding Corp.	227,040
100,000	Huttig Building Products, Inc.*	757,000
30,000	Ready Mix, Inc.*	387,000
440,000	Smith-Midland Corp.*^	946,000
		4,120,840
	Business Services: 2.03%
110,000	Edgewater Technology, Inc.*	866,800
151,100	HealthStream, Inc.*	530,361
125,000	Onvia.com, Inc.*+	1,071,250
102,000	Optimal Group, Inc. – Class A*#	770,100
220,000	Traffix, Inc.	1,210,000
45,000	ValueClick, Inc.*	1,325,700
		5,774,211
	Casinos & Casino Equipment: 0.21%
15,000	International Game Technology	595,500
	Chemicals, Commodity: 1.40%
15,000	E.I. Du Pont de Nemours and Co.	762,600
35,000	Lyondell Chemical Co.	1,299,200
60,000	Olin Corp.	1,260,000
15,000	The Dow Chemical Co.	663,300
		3,985,100
	Chemicals, Specialty: 0.71%
20,000	OM Group, Inc.*	1,058,400
25,000	The Mosaic Co.*	975,500
		2,033,900
	Clothing/Fabrics: 1.46%
40,000	Delta Apparel, Inc.	726,000
120,000	Hartmarx Corp.*	956,400
10,000	Kellwood Co.	281,200
10,000	Oxford Industries, Inc.	443,400
80,000	Quiksilver, Inc.*	1,130,400
240,000	Unifi, Inc.*	628,800
		4,166,200
	Communications Technology: 4.91%
45,000	Andrew Corp.*	649,800

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited), Continued

Shares		Value
	Communications Technology (continued)
350,000	APA Enterprises, Inc.*	$392,000
150,000	AsiaInfo Holdings, Inc.*	1,455,000
57,500	Avaya, Inc.*	968,300
119,568	Avici Systems, Inc.	896,760
65,000	Communications Systems, Inc.	722,150
30,000	Comverse Technology, Inc.*	625,500
198,850	deltathree, Inc. – Class A*	254,528
66,600	Digi International, Inc.*	981,684
30,000	Motorola, Inc.	531,000
135,000	Network Equipment Technologies, Inc.*	1,287,900
75,000	Novell, Inc.*	584,250
18,000	Polycom, Inc.*	604,800
100,000	Stratos International, Inc.*	797,000
125,000	Tellabs, Inc.*	1,345,000
355,000	TII Network Technologies, Inc.*+	930,100
80,000	TriQuint Semiconductor, Inc.*	404,800
180,000	Wireless Telecom Group, Inc. *	556,200
		13,986,772
	Computers/Hardware: 2.08%
15,000	Apple Inc.*	1,830,600
50,000	AU Optronics Corp. ADR	860,000
40,000	GTSI Corp.*	516,400
20,000	Hewlett Packard Co.	892,400
8,000	International Business Machines Corp.	842,000
20,000	SanDisk Corp.*	978,800
		5,920,200
	Containers & Packaging: 0.43%
80,000	American Biltrite, Inc.*	701,600
103,043	Rock of Ages Corp.*	515,215
		1,216,815
	Cosmetics/Personal Care: 0.09%
10,000	Helen of Troy Ltd.*#	270,000
	Data Storage/Disk Drives: 0.88%
80,000	Dot Hill Systems Corp.*	288,000
35,000	Seagate Technology#	761,950
75,000	Western Digital Corp.*	1,451,250
		2,501,200
	Electrical Components & Equipment: 0.86%
50,000	AVX Corp.	837,000
55,000	Frequency Electronics, Inc.	579,700
65,000	Vishay Intertechnology, Inc.*	1,028,300
		2,445,000
	Electronic Manufacturing Services: 0.37%
65,000	Flextronics International Ltd.*#	702,000
30,000	Nam Tai Electronics, Inc.#	357,600
		1,059,600
	Fiber Optic Components: 0.67%
370,000	Alliance Fiber Optic Products, Inc.*	769,600
45,000	Corning, Inc.*	1,149,750
		1,919,350

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited), Continued

Shares		Value
	Financial Services, Diversified: 0.33%
40,000	H & R Block, Inc.	$934,800
	Fixed Line Communications: 0.29%
20,000	Verizon Communications, Inc.	823,400
	Food Manufacturers: 0.87%
45,000	Archer-Daniels-Midland Co.	1,489,050
6,920	Kraft Foods, Inc. – Class A	243,930
43,000	Sara Lee Corp.	748,200
		2,481,180
	Footwear: 0.42%
21,000	Steven Madden, Ltd.	687,960
20,000	The Timberland Co. – Class A*	503,800
		1,191,760
	Healthcare Providers: 2.65%
42,000	Aetna, Inc.	2,074,800
95,000	American Shared Hospital Services	555,750
26,667	Humana, Inc.*	1,624,287
60,000	Res-Care, Inc.*	1,268,400
61,000	United American Healthcare Corp.*+	254,980
34,667	UnitedHealth Group, Inc.	1,772,870
		7,551,087
	Home Construction: 3.47%
30,000	Beazer Homes USA, Inc.	740,100
20,000	Cavco Industries, Inc.*	750,400
20,000	Centex Corp.	802,000
43,000	D.R. Horton, Inc.	856,990
23,000	KB Home	905,510
17,000	Lennar Corp. – Class A	621,520
12,000	M.D.C. Holdings, Inc.	580,320
11,000	Meritage Homes Corp.*+	294,250
14,000	M/I Homes, Inc.	372,400
35,000	Orleans Homebuilders, Inc.+	295,750
40,000	Pulte Homes, Inc.	898,000
23,000	Ryland Group, Inc.	859,510
40,000	Standard Pacific Corp.+	701,200
28,000	Toll Brothers, Inc.*	699,440
30,000	WCI Communities, Inc.*+	500,400
		9,877,790
	Home Furnishings: 0.47%
32,700	Chromcraft Revington, Inc.*	244,923
33,896	The Dixie Group, Inc.*	423,700
6,000	Whirlpool Corp.	667,200
		1,335,823
	Homeland Security: 0.64%
6,000	American Science and Engineering, Inc.*+	341,100
26,650	Cogent Inc.*	391,488
40,000	OSI Systems, Inc.*+	1,094,000
		1,826,588
	House, Durable: 0.08%
76,100	Global-Tech Appliances, Inc.*#	241,237

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited), Continued

Shares		Value
	Industrial, Diversified: 0.35%
35,000	McRae Industries, Inc. – Class A	$497,000
44,900	P & F Industries, Inc. – Class A*	506,023
		1,003,023
	Industrial Services & Distributors: 1.41%
30,000	Avnet, Inc.*	1,189,200
75,000	Nu Horizons Electronics Corp.*	998,250
37,133	Spectrum Control, Inc.*	626,805
60,000	Trio-Tech International	1,197,000
		4,011,255
	Insurance, Full Line: 0.35%
10,000	Hartford Financial Services Group, Inc.	985,100
	Insurance, Life: 0.63%
2,500	National Western Life Insurance Co. – Class A	632,300
45,000	UnumProvident Corp.	1,174,950
		1,807,250
	Insurance, Property & Casualty: 1.52%
15,000	Endurance Specialty Holdings Ltd.#	600,600
10,500	MGIC Investment Corp.	597,030
11,500	Radian Group, Inc.	621,000
25,000	RTW, Inc.*	206,625
20,000	The Allstate Corp.	1,230,200
20,000	The St. Paul Travelers Companies, Inc.	1,070,000
		4,325,455
	Medical Supplies: 1.41%
25,000	Baxter International, Inc.	1,408,500
30,000	Boston Scientific Corp.*	460,200
36,000	McKesson Corp.	2,147,040
		4,015,740
	Oil, Equipment & Services: 2.28%
20,000	Bristow Group, Inc.*+	991,000
45,000	Key Energy Services, Inc.*	833,850
48,000	Oceaneering International, Inc.*	2,526,720
30,000	Tidewater, Inc.	2,126,400
		6,477,970
	Oil, Exploration & Production/Drilling: 3.84%
20,000	Chesapeake Energy Corp.	692,000
35,000	GlobalSantaFe Corp.#	2,528,750
100,000	Grey Wolf, Inc.*	824,000
36,000	Nabors Industries Ltd.*#	1,201,680
13,000	Noble Energy, Inc.	811,070
19,000	Patterson-UTI Energy, Inc.	497,990
49,500	Petrohawk Energy Corp.*	785,070
10,000	Rowan Companies, Inc.	409,800
30,000	Transocean, Inc.*#	3,179,400
		10,929,760
	Oil, Integrated Majors: 3.36%
35,000	Anadarko Petroleum Corp.	1,819,650
11,000	Chevron Corp.	926,640
10,000	ConocoPhillips	785,000
10,000	Exxon Mobil Corp.	838,800
54,000	Marathon Oil Corp.	3,237,840

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited), Continued

Shares		Value
	Oil, Integrated Majors (continued)
33,600	Occidental Petroleum Corp.	$1,944,768
		9,552,698
	Oil, Refiners: 2.65%
30,000	Holly Corp.	2,225,700
37,500	Tesoro Petroleum Corp.	2,143,125
43,000	Valero Energy Corp.	3,175,980
		7,544,805
	Oil, Secondary: 0.75%
10,000	Apache Corp.	815,900
9,000	Devon Energy Corp.	704,610
12,000	Pogo Producing Co.+	609,480
		2,129,990
	Oil, Transportation/Shipping: 3.13%
60,000	Dryships, Inc.#	2,602,800
16,000	Frontline Ltd.#+	733,600
15,000	General Maritime Corp.#	401,700
20,000	Nordic American Tanker Shipping Ltd.#+	816,800
15,000	Overseas Shipholding Group, Inc.	1,221,000
1,714	Ship Finance International Ltd.#+	50,872
23,000	Teekay Shipping Corp.#	1,331,930
25,000	Tsakos Energy Navigation Ltd.#+	1,747,750
		8,906,452
	Paper Products: 0.23%
17,000	International Paper Co.	663,850
	Pharmaceuticals: 3.09%
17,500	Abbott Laboratories	937,125
30,000	Bristol-Myers Squibb Co.	946,800
11,000	Eli Lilly & Co.	614,680
12,000	Forest Laboratories, Inc.*	547,800
18,500	Johnson & Johnson	1,139,970
50,000	King Pharmaceuticals, Inc.*	1,023,000
20,000	Merck & Co., Inc.	996,000
30,000	Mylan Laboratories, Inc.	545,700
35,000	Pfizer, Inc.	894,950
20,000	Wyeth	1,146,800
		8,792,825
	Pollution Control/Waste Management: 0.17%
22,000	American Ecology Corp.	471,240
	Precious Metals: 0.56%
10,720	Freeport-McMoRan Copper & Gold, Inc.	887,830
65,000	Stillwater Mining Co.*	715,650
		1,603,480
	Railroads: 2.32%
64,000	CSX Corp.	2,885,120
40,000	Norfolk Southern Corp.	2,102,800
14,000	Union Pacific Corp.	1,612,100
		6,600,020
	Real Estate Investment: 0.22%
60,000	HRPT Properties Trust	624,000

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited), Continued

Shares		Value
	Recreational Products: 1.37%
15,000	Brunswick Corp.	$489,450
30,000	Callaway Golf Co.	534,300
25,000	Eastman Kodak Co.+	695,750
30,000	K2, Inc.*	455,700
30,000	Nautilus, Inc.+	361,200
40,000	The Walt Disney Co.	1,365,600
		3,902,000
	Restaurants: 0.27%
25,000	Landry’s Restaurants, Inc.	756,500
	Retailers, Apparel: 1.35%
16,667	Abercrombie & Fitch Co. – Class A	1,216,358
75,000	American Eagle Outfitters, Inc.	1,924,500
20,000	AnnTaylor Stores Corp.*	708,400
		3,849,258
	Retailers, Broadline: 1.01%
24,000	J.C. Penney Company, Inc.	1,737,120
10,000	Nordstrom, Inc.	511,200
10,000	Target Corp.	636,000
		2,884,320
	Retailers, Specialty: 1.15%
25,756	AutoNation, Inc.*	577,965
16,500	Bed Bath & Beyond, Inc.*	593,835
20,000	Jo-Ann Stores, Inc. – Class B*	568,600
10,000	OfficeMax, Inc.	393,000
29,000	The Home Depot, Inc.	1,141,150
		3,274,550
	Savings & Loans: 1.76%
23,000	Countrywide Financial Corp.	836,050
7,000	Downey Financial Corp.+	461,860
16,000	FirstFed Financial Corp.*	907,680
12,000	IndyMac Bancorp, Inc.+	350,040
29,524	PVF Capital Corp.	395,622
48,000	Washington Mutual, Inc.	2,046,720
		4,997,972
	Semiconductor, Capital Equipment: 3.21%
130,000	Aetrium, Inc.*	577,200
40,000	Brooks Automation, Inc.*	726,000
45,000	Cohu, Inc.	1,001,250
70,000	Electroglas, Inc.*+	150,500
50,000	Kulicke and Soffa Industries, Inc.*	523,500
35,000	Lam Research Corp.*	1,799,000
60,000	Mattson Technology, Inc.*	582,000
25,000	Novellus Systems, Inc.*+	709,250
35,976	Ultratech, Inc.*	479,560
51,750	Varian Semiconductor Equipment Associates, Inc.*	2,073,105
25,000	Veeco Instruments, Inc.*	518,500
		9,139,865
	Semiconductor, Graphics Chips: 0.87%
60,000	NVIDIA Corp.*	2,478,600
	Semiconductor, Microprocessors: 4.11%
60,000	Advanced Micro Devices, Inc.*	858,000

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited), Continued

Shares		Value
	Semiconductor, Microprocessors (continued)
75,000	Ceva, Inc.*	$637,500
30,000	Cypress Semiconductor Corp.*+	698,700
140,000	Dataram Corp.	583,800
59,000	Diodes, Inc.*	2,464,430
45,000	Exar Corp.*	603,000
95,000	Integrated Silicon Solution, Inc.*	598,500
35,000	Intel Corp.	831,600
20,000	International Rectifier Corp.*	745,200
40,000	Micron Technology, Inc.*	501,200
40,000	National Semiconductor Corp.	1,130,800
125,000	Silicon Storage Technology, Inc.*	466,250
56,932	Taiwan Semiconductor Manufacturing Company Ltd. ADR	633,655
25,000	Texas Instruments, Inc.	940,750
		11,693,385
	Semiconductor, Programmable Logic Devices: 0.81%
150,000	Applied Micro Circuits Corp.*	375,000
75,000	Integrated Device Technology, Inc.*	1,145,250
70,000	Pericom Semiconductor Corp.*	781,200
		2,301,450
	Software: 4.69%
140,000	ActivIdentity Corp.*	644,000
170,500	American Software, Inc. – Class A	1,756,150
53,100	CAM Commerce Solutions, Inc.+	1,514,412
99,500	Captaris, Inc.*	509,440
145,000	Compuware Corp.*	1,719,700
25,000	Electronics for Imaging, Inc.*	705,500
85,000	iPass, Inc.*+	460,700
100,000	Keynote Systems, Inc.*	1,640,000
30,000	Microsoft Corp.	884,100
90,000	NetManage, Inc.*	414,000
150,000	Peerless Systems Corp.*	321,000
70,000	RealNetworks, Inc.*	571,900
55,000	SonicWALL, Inc.*	472,450
50,000	Symantec Corp.*	1,010,000
45,000	Wayside Technology Group, Inc.	723,600
		13,346,952
	Steel: 1.58%
62,000	Ryerson, Inc.	2,334,300
20,000	United States Steel Corp.	2,175,000
		4,509,300
	Tobacco: 1.51%
90,000	Alliance One International, Inc.*	904,500
10,000	Altria Group, Inc.	701,400
27,000	Reynolds American, Inc.	1,760,400
17,500	UST, Inc.	939,925
		4,306,225
	Toys: 1.81%
25,000	Hasbro, Inc.	785,250
20,000	JAKKS Pacific, Inc.*	562,800
60,000	Mattel, Inc.	1,517,400
75,000	THQ, Inc.*+	2,289,000
		5,154,450

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited), Continued

Shares		Value
	Transportation Equipment: 0.83%
18,000	Navistar International Corp.*	$1,188,000
27,000	Trinity Industries, Inc.	1,175,580
		2,363,580
	Trucking: 0.57%
15,000	Arkansas Best Corp.	584,550
28,000	YRC Worldwide, Inc.*	1,030,400
		1,614,950
	Wireless Communications: 1.14%
84,000	Brightpoint, Inc.*	1,158,360
40,000	Nokia Corp. ADR	1,124,400
34,856	Sprint Nextel Corp.	721,868
150,000	Wireless Facilities, Inc.*+	252,000
		3,256,628
	Total Common Stocks (Cost $167,387,148)	278,843,864
	WARRANTS: 0.09%
20,000	Air France ADR*
	Expiration 11/5/2007, Exercise Price $20.00
	(Acquired 5/5/2004, Cost $18,752)	268,200
	SHORT-TERM INVESTMENTS: 2.00%
	Money Market Funds: 2.00%
5,685,748	AIM STIT-STIC Prime Portfolio (Cost $5,685,748)	5,685,748
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL: 6.98%
	Money Market Funds: 6.98%
19,862,997	AIM STIT-STIC Prime Portfolio (Cost $19,862,997)	19,862,997
	Total Investments in Securities (Cost $192,954,645): 107.02%	304,660,809
	Liabilities in Excess of Other Assets: (7.02%)	(19,973,686)
	Net Assets: 100.00%	$284,687,123

ADR – American Depositary Receipt
*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
+	All or a portion of this security is on loan. See Note 8 in the Notes to Financial Statements.
^	Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited)

Shares	COMMON STOCKS: 96.84%	Value
	Advanced Industrial Equipment: 0.92%
1,800	Eaton Corp.	$167,400
7,334	Insteel Industries, Inc.	132,012
		299,412
	Advanced Medical Devices: 0.35%
2,200	Medtronic, Inc.	114,092
	Aerospace & Defense: 1.78%
5,500	Kaman Corp. – Class A	171,545
2,000	Lockheed Martin Corp.	188,260
2,300	The Boeing Co.	221,168
		580,973
	Air Freight/Couriers: 0.31%
1,400	United Parcel Service, Inc. – Class B	102,200
	Airlines: 0.48%
6,500	SkyWest, Inc.	154,895
	Aluminum: 1.09%
4,500	Alcoa, Inc.	182,385
2,900	BHP Billiton Ltd. ADR	173,275
		355,660
	Automobile Manufacturers: 1.38%
4,500	General Motors Corp.	170,100
6,300	Tata Motors Ltd. ADR	103,446
1,400	Toyota Motor Corp. ADR*	176,232
		449,778
	Automobile Parts & Equipment: 1.38%
9,000	ArvinMeritor, Inc.	199,800
5,500	Cooper Tire & Rubber Co.	151,910
4,500	Superior Industries International, Inc.	97,920
		449,630
	Banks: 3.10%
5,504	Bank of America Corp.	269,091
15,000	Capstead Mortgage Corp.	145,500
3,200	Citigroup, Inc.	164,128
3,000	Fifth Third Bancorp	119,310
3,700	JPMorgan Chase & Co.	179,265
4,000	National City Corp.	133,280
		1,010,574
	Broadcasting: 0.01%
383	Citadel Broadcasting Corp.	2,470
	Brokerages: 2.56%
2,800	Lehman Brothers Holdings, Inc.	208,656
2,500	Merrill Lynch & Co., Inc.	208,950
2,000	Morgan Stanley	167,760
1,150	The Goldman Sachs Group, Inc.	249,263
		834,629
	Building Materials: 1.55%
3,500	Ameron International Corp.	315,665
3,000	Building Materials Holding Corp.	42,570

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited), Continued

Shares		Value
	Building Materials (continued)
3,000	Eagle Materials, Inc.	$147,150
		505,385
	Business Services: 1.39%
1,988	Fidelity National Information Services, Inc.	107,909
165	Idearc, Inc.	5,829
13,000	IKON Office Solutions, Inc.	202,930
25,000	Traffix, Inc.	137,500
		454,168
	Casinos & Casino Equipment: 1.03%
1,625	Harrah’s Entertainment, Inc.	138,548
5,000	International Game Technology	198,500
		337,048
	Chemicals, Commodity: 1.70%
2,700	E.I. Du Pont de Nemours and Co.	137,268
4,500	Lyondell Chemical Co.	167,040
6,000	Olin Corp.	126,000
2,700	The Dow Chemical Co.	119,394
403	Tronox Inc. – Class B	5,662
		555,364
	Chemicals, Specialty: 0.16%
17,000	Wellman, Inc.	51,680
	Clothing/Fabrics: 1.24%
10,600	Delta Apparel, Inc.	192,390
4,000	Kellwood Co.	112,480
4,000	Kenneth Cole Productions, Inc.	98,800
		403,670
	Coal: 0.43%
4,300	Fording Canadian Coal Trust#	141,126
	Communications Technology: 2.63%
7,000	ADTRAN, Inc.	181,790
6,900	Applied Signal Technology, Inc.	107,709
8,000	Motorola, Inc.	141,600
3,300	QUALCOMM, Inc.	143,187
7,500	United Online, Inc.	123,675
52,000	Wireless Telecom Group, Inc.*	160,680
		858,641
	Computers/Hardware: 1.82%
11,002	AU Optronics Corp. ADR	189,234
6,000	Hewlett Packard Co.	267,720
1,300	International Business Machines Corp.	136,825
		593,779
	Consumer Services: 0.39%
6,000	Time Warner, Inc.	126,240
	Data Storage/Disk Drives: 0.41%
6,200	Seagate Technology#	134,974
	Distillers & Brewers: 0.38%
2,400	Anheuser-Busch Companies, Inc.	125,184

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited), Continued

Shares		Value
	Electric & Gas: 0.28%
5,000	Duke Energy Corp.	$91,500
	Electrical Components & Equipment: 0.92%
9,700	AVX Corp.	162,378
13,000	Frequency Electronics, Inc.	137,020
		299,398
	Electronic Manufacturing Services: 0.51%
4,400	Jabil Circuit, Inc.	97,108
5,700	Nam Tai Electronics, Inc.#	67,944
		165,052
	Financial Services, Diversified: 0.82%
2,300	Fannie Mae	150,259
5,000	H & R Block, Inc.	116,850
		267,109
	Fixed Line Communications: 1.43%
8,000	AT&T, Inc.	332,000
3,300	Verizon Communications, Inc.	135,861
		467,861
	Food Manufacturers: 1.05%
6,000	Archer-Daniels-Midland Co.	198,540
1,159	Kraft Foods, Inc. – Class A	40,855
6,000	Sara Lee Corp.	104,400
		343,795
	Footwear: 0.43%
2,400	Nike, Inc. – Class B	139,896
	Healthcare Providers: 0.31%
17,000	American Shared Hospital Services	99,450
	Heavy Machinery: 2.35%
2,600	Caterpillar, Inc.	203,580
2,000	Deere & Co.	241,480
2,675	Ingersoll-Rand Company Ltd. – Class A#	146,644
3,000	Joy Global, Inc.	174,990
		766,694
	Home Construction: 2.11%
2,500	Beazer Homes USA, Inc.	61,675
4,400	D.R. Horton, Inc.	87,692
1,900	KB Home	74,803
2,700	Lennar Corp. – Class A	98,712
1,950	M.D.C. Holdings, Inc.	94,302
7,000	Orleans Homebuilders, Inc.	59,150
3,000	Pulte Homes, Inc.	67,350
1,900	Ryland Group, Inc.	71,003
4,200	Standard Pacific Corp.	73,626
		688,313
	Home Furnishings: 0.61%
3,200	National Presto Industries, Inc.	199,488
	Homeland Security: 0.34%
1,925	American Science and Engineering, Inc.*	109,436

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited), Continued

Shares		Value
	House, Durable: 0.88%
1,585	Fortune Brands, Inc.	$130,556
5,300	Newell Rubbermaid, Inc.	155,979
		286,535
	House, Non-Durable: 0.73%
2,200	Colgate-Palmolive Co.	142,670
1,585	Procter & Gamble Co.	96,986
		239,656
	Industrial, Diversified: 0.75%
1,500	3M Co.	130,185
3,000	General Electric Co.	114,840
		245,025
	Insurance, Full Line: 1.52%
1,800	Hartford Financial Services Group, Inc.	177,318
2,500	MBIA, Inc.	155,550
3,000	The Chubb Corp.	162,420
		495,288
	Insurance, Life: 0.52%
6,500	UnumProvident Corp.	169,715
	Insurance, Property & Casualty: 3.25%
5,850	American Financial Group, Inc.	199,777
3,300	Endurance Specialty Holdings Ltd.#	132,132
4,523	Fidelity National Title Group, Inc. – Class A	107,195
2,000	MGIC Investment Corp.	113,720
2,400	The Allstate Corp.	147,624
3,300	The St. Paul Travelers Companies, Inc.	176,550
5,625	W.R. Berkley Corp.	183,037
		1,060,035
	Medical Supplies: 1.34%
3,500	Baxter International, Inc.	197,190
4,000	McKesson Corp.	238,560
		435,750
	Oil, Equipment & Services: 0.65%
3,000	Tidewater Inc.	212,640
	Oil, Exploration & Production/Drilling: 2.06%
3,500	Chesapeake Energy Corp.	121,100
3,300	GlobalSantaFe Corp.#	238,425
3,000	Noble Energy, Inc.	187,170
3,050	Rowan Companies, Inc.	124,989
		671,684
	Oil, Integrated Majors: 3.68%
3,400	Anadarko Petroleum Corp.	176,766
2,200	Chevron Corp.	185,328
2,800	ConocoPhillips	219,800
2,400	Exxon Mobil Corp.	201,312
6,944	Marathon Oil Corp.	416,362
		1,199,568
	Oil, Refiners: 1.22%
5,400	Valero Energy Corp.	398,844

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited), Continued

Shares		Value
	Oil, Secondary: 2.52%
2,400	Apache Corp.	$195,816
2,000	Ashland, Inc.	127,900
3,100	Devon Energy Corp.	242,699
2,100	Hess Corp.	123,816
2,600	Pogo Producing Co.	132,054
		822,285
	Oil, Transportation/Shipping: 4.83%
11,000	Dryships, Inc.#	477,180
2,500	Frontline Ltd.#	114,625
3,300	General Maritime Corp.#	88,374
3,200	Nordic American Tanker Shipping Ltd.#	130,688
2,000	Overseas Shipbuilding Group, Inc.	162,800
5,642	Ship Finance International Ltd.#	167,455
3,250	Teekay Shipping Corp.#	188,208
3,500	Tsakos Energy Navigation Ltd.#	244,685
		1,574,015
	Paper Products: 0.42%
3,500	International Paper Co.	136,675
	Pharmaceuticals: 4.02%
2,800	Abbott Laboratories	149,940
5,050	Bristol-Myers Squibb Co.	159,378
2,500	Eli Lilly & Co.	139,700
2,300	GlaxoSmithKline plc ADR	120,451
1,900	Johnson & Johnson	117,078
3,900	Merck & Co., Inc.	194,220
2,500	Novartis AG ADR	140,175
5,000	Pfizer, Inc.	127,850
2,800	Wyeth	160,552
		1,309,344
	Pollution Control/Waste Management: 0.53%
8,000	American Ecology Corp.	171,360
	Precious Metals: 0.73%
1,800	Freeport-McMoRan Copper & Gold, Inc.	149,076
3,700	Goldcorp, Inc.#	87,653
		236,729
	Railroads: 2.74%
2,500	Burlington Northern Santa Fe Corp.	212,850
6,400	CSX Corp.	288,512
3,500	Norfolk Southern Corp.	183,995
1,800	Union Pacific Corp.	207,270
		892,627
	Recreational Products: 2.37%
3,300	Brunswick Corp.	107,679
9,000	Callaway Golf Co.	160,290
4,000	Eastman Kodak Co.	111,320
2,100	Harley-Davidson, Inc.	125,181
8,000	Nautilus, Inc.	96,320
5,000	The Walt Disney Co.	170,700
		771,490

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited), Continued

Shares		Value
	Restaurants: 0.58%
3,700	McDonald’s Corp.	$187,812
	Retailers, Apparel: 2.38%
2,000	Abercrombie & Fitch Co. – Class A	145,960
9,000	American Eagle Outfitters, Inc.	230,940
4,500	Deb Shops, Inc.	124,425
6,800	The Finish Line, Inc. – Class A	61,948
5,500	The Gap, Inc.	105,050
4,300	The Talbots, Inc.	107,629
		775,952
	Retailers, Broadline: 2.29%
4,100	Family Dollar Stores, Inc.	140,712
2,600	J.C. Penney Company, Inc.	188,188
4,000	Nordstrom, Inc.	204,480
1,700	Target Corp.	108,120
2,170	Wal-Mart Stores, Inc.	104,399
		745,899
	Retailers, Specialty: 1.72%
3,750	Best Buy Co., Inc.	175,012
4,250	Circuit City Stores, Inc.	64,090
1,950	OfficeMax, Inc.	76,635
3,500	The Home Depot, Inc.	137,725
3,400	Williams-Sonoma, Inc.	107,372
		560,834
	Savings & Loans: 1.44%
3,800	Countrywide Financial Corp.	138,130
1,600	Downey Financial Corp.	105,568
3,400	IndyMac Bancorp, Inc.	99,178
3,000	Washington Mutual, Inc.	127,920
		470,796
	Semiconductor, Capital Equipment: 1.88%
8,500	Applied Materials, Inc.	168,895
5,000	Cognex Corp.	112,550
7,500	Cohu, Inc.	166,875
3,000	KLA-Tencor Corp.	164,850
		613,170
	Semiconductor, Microprocessors: 2.63%
3,200	Analog Devices, Inc.	120,448
21,000	Dataram Corp.	87,570
5,600	Intel Corp.	133,056
7,100	National Semiconductor Corp.	200,717
10,868	Taiwan Semiconductor Manufacturing Company Ltd. ADR	120,962
5,200	Texas Instruments, Inc.	195,676
		858,429
	Semiconductor, Programmable Logic Devices: 0.69%
3,000	Maxim Integrated Products, Inc.	100,230
4,700	Xilinx, Inc.	125,819
		226,049
	Soft Drinks: 0.48%
3,000	The Coca-Cola Co.	156,930

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited), Continued

Shares		Value
	Software: 1.62%
23,000	American Software, Inc. – Class A	$236,900
5,000	Microsoft Corp.	147,350
9,000	Wayside Technology Group, Inc.	144,720
		528,970
	Steel: 3.43%
4,000	Nucor Corp.	234,600
10,000	Ryerson, Inc.	376,500
5,000	The Timken Co.	180,550
3,000	United States Steel Corp.	326,250
		1,117,900
	Tobacco: 0.85%
1,675	Altria Group, Inc.	117,484
3,000	UST, Inc.	161,130
		278,614
	Toys: 0.62%
8,000	Mattel, Inc.	202,320
	Transportation Equipment: 2.18%
2,300	Cummins, Inc.	232,783
2,800	Ryder System, Inc.	150,640
7,500	Trinity Industries, Inc.	326,550
		709,973
	Trucking: 0.92%
3,500	Arkansas Best Corp.	136,395
5,600	J.B. Hunt Transport Services, Inc.	164,192
		300,587
	Wireless Communications: 0.72%
8,400	Nokia Corp. ADR	236,124
	Total Common Stocks (Cost $23,277,441)	31,579,188
	SHORT-TERM INVESTMENTS: 3.45%
	Money Market Funds: 3.45%
1,123,563	AIM STIT-STIC Prime Portfolio	1,123,563
	Total Short-Term Investments (Cost $1,123,563)	1,123,563
	Total Investments in Securities (Cost $24,401,004): 100.29%	32,702,751
	Liabilities in Excess of Other Assets: (0.29%)	(95,011)
	Net Assets: 100.00%	$32,607,740

ADR – American Depositary Receipt
*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2007 (Unaudited)

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
ASSETS
Investments in securities, at value:
Non-affiliates (cost $192,500,197 and $24,401,004, respectively)[1]	$303,714,809	$32,702,751
Affiliates (cost $454,448 and $0, respectively)	946,000	—
Total investments in securities, at value
(cost $192,954,645 and $24,401,004, respectively)	304,660,809	32,702,751
Cash	—	25
Receivables:
Fund shares sold	196,542	6,355
Dividends and interest	37,705	42,751
Other	212,699	—
Prepaid expenses	31,750	15,800
Total assets	305,139,505	32,767,682
LIABILITIES
Payables:
Collateral on securities loaned	19,862,997	—
Fund shares redeemed	127,063	95,481
Due to advisor	219,579	23,834
Transfer agent fees and expenses	79,195	7,589
Distribution fees	57,531	6,740
Printing and mailing fees	41,345	3,177
Administration fees	22,157	6,229
Audit fees	12,850	8,927
Fund accounting fees	14,359	7,154
Custody fees	9,147	—
Chief Compliance Officer fee	1,123	126
Accrued expenses	5,036	685
Total liabilities	20,452,382	159,942
NET ASSETS	$284,687,123	$32,607,740
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$276,492,893	$32,517,409
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	7,523,774	2,226,053
Net asset value, offering and redemption price per share	$36.75	$14.61
Advisor Class
Net assets applicable to shares outstanding	$8,194,230	$90,331
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	222,249	6,189
Net asset value, offering and redemption price per share	$36.87	$14.60
COMPONENTS OF NET ASSETS
Paid-in capital	$159,462,948	$23,662,285
Undistributed net investment income	306,853	100,209
Accumulated net realized gain on investments	13,211,158	543,499
Net unrealized appreciation on investments	111,706,164	8,301,747
Net assets	$284,687,123	$32,607,740
[1]Includes loaned securities with a market value of	$19,353,504	$—

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (Net of foreign taxes withheld of $16,998 and $2,908, respectively)	$2,036,521	$380,144
Interest	96,771	19,359
Securities lending	224,846	—
Total income	2,358,138	399,503
Expenses
Advisory fees (Note 3)	1,382,871	156,805
Distribution fees – Investor Class (Note 5)	336,525	38,822
Transfer agent fees and expenses (Note 3)	165,811	37,180
Administration fees (Note 3)	131,336	36,320
Fund accounting fees (Note 3)	39,250	23,691
Reports to shareholders	36,445	95
Registration expense	25,714	17,032
Miscellaneous	23,095	3,299
Professional fees	21,672	12,013
Custody fees (Note 3)	17,709	3,081
Trustee fees	9,501	2,173
Chief Compliance Officer fee (Note 3)	3,729	—
Total expenses	2,193,658	330,511
Less: Expenses reimbursed by advisor (Note 3)	(142,373)	(20,417)
Net expenses	2,051,285	310,094
Net investment income	306,853	89,409

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	11,280,273	504,416
Net change in unrealized appreciation on investments	19,541,239	2,266,488
Net realized and unrealized gain on investments	30,821,512	2,770,904
Net increase in net assets resulting from operations	$31,128,365	$2,860,313

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$306,853	$(876,064)
Net realized gain on investments	11,280,273	5,612,149
Net change in unrealized appreciation on investments	19,541,239	20,613,619
Net increase in net assets resulting from operations	31,128,365	25,349,704

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments
Investor Class	—	(5,902,729)
Advisor Class	—	(133,842)
Total distributions to shareholders	—	(6,036,571)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net change in outstanding shares (a)	(31,468,266)	1,527,589
Total increase/(decrease) in net assets	(339,901)	20,840,722

NET ASSETS
Beginning of period	285,027,024	264,186,302
End of period	$284,687,123	$285,027,024
Accumulated net investment income	$306,853	$—

(a)  A summary of share transactions is as follows:

Investor Class

	Six Months Ended		Year
	June 30, 2007		Ended
	(Unaudited)		December 31, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	515,993	$17,964,417	3,393,682	$109,439,174
Shares issued on reinvestment of distributions	—	—	170,624	5,622,162
Shares redeemed*	(1,475,682)	(50,296,950)	(3,754,213)	(119,673,264)
Net decrease	(959,689)	$(32,332,533)	(189,907)	$(4,611,928)
* Net of redemption fees of		$4,934		$44,777

Advisor Class

	Six Months Ended		April 30, 2006**
	June 30, 2007		Through
	(Unaudited)		December 31, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	36,688	$1,251,045	222,970	$6,967,185
Shares issued on reinvestment of distributions	—	—	4,042	133,428
Shares redeemed*	(11,007)	(386,778)	(30,444)	(961,096)
Net increase	25,681	$864,267	196,568	$6,139,517
* Net of redemption fees of		$—		$171

**  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$89,409	$150,504
Net realized gain on investments	504,416	587,927
Net change in unrealized appreciation on investments	2,266,488	3,238,294
Net increase in net assets resulting from operations	2,860,313	3,976,725

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	—	(150,205)
Advisor Class	—	(4,956)
From net realized gain on investments
Investor Class	—	(623,814)
Advisor Class	—	(14,089)
Total distributions to shareholders	—	(793,064)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net change in outstanding shares (a)	(1,094,612)	1,708,033
Total increase in net assets	1,765,701	4,891,694

NET ASSETS
Beginning of period	30,842,039	25,950,345
End of period	$32,607,740	$30,842,039
Accumulated net investment income	$100,209	$10,783

(a)  A summary of share transactions is as follows:

Investor Class

	Six Months Ended		Year
	June 30, 2007		Ended
	(Unaudited)		December 31, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	185,174	$2,595,700	574,169	$7,307,836
Shares issued on reinvestment of distributions	—	—	55,517	740,038
Shares redeemed*	(221,731)	(3,091,577)	(549,106)	(6,988,971)
Net increase/(decrease)	(36,557)	$(495,877)	80,580	$1,058,903
* Net of redemption fees of		$672		$4,935

Advisor Class

	Six Months Ended		April 30, 2006**
	June 30, 2007		Through
	(Unaudited)		December 31, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	5,872	$82,906	50,386	$648,770
Shares issued on reinvestment of distributions	—	—	630	8,390
Shares redeemed*	(50,102)	(681,641)	(597)	(8,030)
Net increase/(decrease)	(44,230)	$(598,735)	50,419	$649,130
* Net of redemption fees of		$93		$—

**  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class

	Six Months Ended
	June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$32.84		$30.46	$28.44	$24.56	$13.80	$18.77

Income from investment operations:
Net investment income/(loss)	0.04	^	(0.09)^	(0.17)^	(0.11)	(0.07)	(0.23)
Net realized and unrealized gain/(loss) on investments	3.87		3.16	3.30	3.98	10.81	(4.66)
Total from investment operations	3.91		3.07	3.13	3.87	10.74	(4.89)

Less distributions:
From net realized gain on investments	—		(0.70)	(1.12)	(0.01)	—	(0.09)

Redemption fees retained	0.00	^#	0.01 ^	0.01 ^	0.02	0.02	0.01

Net asset value, end of period	$36.75		$32.84	$30.46	$28.44	$24.56	$13.80

Total return	11.91	%+	10.09%	11.06%	15.83%	77.97%	(25.99%)

Ratios/supplemental data:
Net assets, end of period (thousands)	$276,493		$278,559	$264,186	$259,307	$180,380	$48,472
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.59	%**	1.62%	1.63%	1.61%	1.79%	2.01%
After expense reimbursement/recoupment	1.49	%**	1.62%	1.63%	1.61%	1.79%	2.25%
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement/recoupment	0.12	%**	(0.29%)	(0.57%)	(0.41%)	(0.74%)	(1.34%)
After expense reimbursement/recoupment	0.22	%**	(0.29%)	(0.57%)	(0.41%)	(0.74%)	(1.58%)
Portfolio turnover rate	0.12	%+	17.75%	3.84%	24.59%	13.64%	28.14%

**	Annualized.
+	Not annualized.
#	Amount is less than $0.01.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Advisor Class

	Six Months Ended		April 30, 2006*
	June 30, 2007		Through
	(Unaudited)		December 31, 2006
Net asset value, beginning of period	$32.90		$33.42

Income from investment operations:
Net investment income/(loss)	0.09	^	(0.06	)^
Net realized and unrealized gain on investments	3.88		0.24
Total from investment operations	3.97		0.18

Less distributions:
From net realized gain on investments	—		(0.70)

Redemption fees retained	—		0.00	^#

Net asset value, end of period	$36.87		$32.90

Total return	12.07	%+	0.52	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$8,194		$6,468
Ratio of expenses to average net assets:
Before expense reimbursement	1.34	%**	1.45	%**
After expense reimbursement	1.24	%**	1.45	%**
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.39	%**	(0.28	%)**
After expense reimbursement	0.49	%**	(0.28	%)**
Portfolio turnover rate	0.12	%+	17.75	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
#	Amount is less than $0.01.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class

	Six Months Ended					September 30, 2004*
	June 30, 2007		Year Ended December 31,			to
	(Unaudited)		2006		2005	December 31, 2004
Net asset value, beginning of period	$13.33		$11.89		$11.06	$10.00

Income from investment operations:
Net investment income	0.04	^	0.07	^	0.04 ^	0.02
Net realized and unrealized gain on investments	1.24		1.72		0.83	1.06
Total from investment operations	1.28		1.79		0.87	1.08

Less distributions:
From net investment income	—		(0.07)		(0.03)	(0.02)
From net realized gain on investments	—		(0.28)		(0.02)	—
	—		(0.35)		(0.05)	(0.02)

Redemption fees retained	0.00	^ #	0.00	^ #	0.01 ^	0.00	#

Net asset value, end of period	$14.61		$13.33		$11.89	$11.06

Total return	9.60	%+	15.05%		7.95%	10.77	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$32,518		$30,171		$25,950	$16,144
Ratio of expenses to average net assets:
Before expense reimbursement	2.11	%**	2.07%		2.13%	2.84	%**
After expense reimbursement	1.98	%**	1.98%		1.98%	1.98	%**
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.45	%**	0.43%		0.17%	(0.14	%)**
After expense reimbursement	0.58	%**	0.52%		0.33%	0.75	%**
Portfolio turnover rate	2.66	%+	7.77%		8.83%	1.57	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
#	Amount is less than $0.01.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Advisor Class

	Six Months Ended		April 30, 2006*
	June 30, 2007		Through
	(Unaudited)		December 31, 2006
Net asset value, beginning of period	$13.32		$13.18

Income from investment operations:
Net investment income	0.05	^	0.10	^
Net realized and unrealized gain on investments	1.23		0.42
Total from investment operations	1.28		0.52

Less distributions:
From net investment income	—		(0.10)
From net realized gain on investments	—		(0.28)
	—		(0.38)

Redemption fees retained	0.00	^#	0.00	^#

Net asset value, end of period	$14.60		$13.32

Total return	9.61	%+	3.95	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$90		$671
Ratio of expenses to average net assets:
Before expense reimbursement	1.86	%**	1.86	%**
After expense reimbursement	1.73	%**	1.73	%**
Ratio of net investment income to average net assets:
Before expense reimbursement	0.49	%**	1.00	%**
After expense reimbursement	0.62	%**	1.13	%**
Portfolio turnover rate	2.66	%+	7.77	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
#	Amount is less than $0.01.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2007 (Unaudited)

NOTE 1 – ORGANIZATION

The Al Frank Fund and the Al Frank Dividend Value Fund (the “Funds”) are each diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The investment objective of the Al Frank Fund is to seek growth of capital, which it attempts to achieve by investing in out of favor and undervalued equity securities. The investment objective of the Al Frank Dividend Value Fund is long-term total return from both capital appreciation and, secondarily, dividend income, which it seeks to achieve by investing in dividend-paying equity securities that it believes are out of favor and undervalued. The Al Frank Fund Investor and Advisor Classes commenced operations on January 2, 1998 and April 30, 2006, respectively.  The Al Frank Dividend Value Fund Investor and Advisor Classes commenced operations on September 30, 2004 and April 30, 2006, respectively.

Prior to April 30, 2006, the shares of the Funds had no specific class designation.  As of that date, all of the then outstanding shares were redesignated as Investor Class Shares.  As part of its multiple class plan, the Funds now also offer Advisor Class Shares.  Because the fees and expenses vary between the Investor Class Shares and the Advisor Class Shares, performance will vary with respect to each class.  Under normal conditions, the Advisor Class Shares are expected to have lower expenses than the Investor Class Shares which will result in higher total returns.

Advisor Class Shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations.  Advisor Class Shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investment in the Funds.  The Funds may also be purchased by qualified investors directly through the Funds’ Transfer Agent.  Wrap account programs established with broker-dealers or financial intermediaries may purchase Advisor Class Shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administration payment to any third-party.  A registered investment advisor may aggregate all client accounts investing in the Funds to meet the Advisor Class Shares investment minimum.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume, and news events.  Short-term investments are valued at amortized cost, which approximates market value.  Investments in other mutual funds are valued at their net asset value.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2007 (Unaudited), Continued

C.
Security Transactions, Dividends and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting  These reclassifications have no effect on net assets or net asset value per share.

F.
REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

G.
Redemption Fees:  The Funds charge a 2% redemption fee to shareholders who redeem shares held for less than 60 days.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H.
New Accounting Pronouncements:  On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Application of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006.  Effective June 29, 2007, the Funds adopted FIN 48.  The adoption of FIN 48 had no impact on either Fund’s net assets or results of operations.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

For the six months ended June 30, 2007, Al Frank Asset Management, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities,

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2007 (Unaudited), Continued

and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the six months ended June 30, 2007, the Al Frank Fund and the Al Frank Dividend Value Fund incurred $1,382,871 and $156,805, respectively, in advisory fees.

The Funds are responsible for their own operating expenses.  For the six months ended June 30, 2007, the Advisor agreed to reduce fees payable to it by the Funds and to pay the Funds’ operating expenses to the extent necessary to limit the Al Frank Fund’s Investor Class aggregate annual operating expenses to 1.49% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.24% of average daily net assets, and the Al Frank Dividend Value Fund’s Investor Class aggregate annual operating expenses to 1.98% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.73% of average daily net assets.  Prior to January 1, 2007, the Al Frank Fund’s Investor Class aggregate annual operating expenses were limited to 1.98% of average daily net assets and Advisor Class aggregate annual operating expenses were limited to 1.73% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of each Fund’s operations.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2007, the Advisor reduced its fees and absorbed Fund expenses in the amount of $142,373 and $20,417 for the Al Frank Fund and Al Frank Dividend Value Fund, respectively. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Al Frank Fund		Al Frank Dividend Value Fund
Year	Amount	Year	Amount
2010	$142,373	2009	$86,373
		2010	20,417
			$106,790

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the six months ended June 30, 2007, the Al Frank Fund and the Al Frank Dividend Value Fund incurred the following expenses for administration, fund accounting, transfer agency, and custody:

	Al Frank Fund	Al Frank Dividend Value Fund
Administration	$131,336	$36,320
Fund accounting	39,250	23,691
Transfer agency	123,967	32,106
Custody	17,709	3,081

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2007 (Unaudited), Continued

For the six months ended June 30, 2007, the Al Frank Fund and the Al Frank Dividend Value Fund were allocated $3,729 and $0, respectively, of the Chief Compliance Officer fee.

NOTE 4 – OTHER AFFILIATES

Investments representing 5% or more of the outstanding securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies as of June 30, 2007 amounted to $946,000 representing 0.33% of net assets. Transactions during the six months ended June 30, 2007 in the Al Frank Fund in which the issuer was an “affiliated person” are as follows:

Smith-Midland Corp.
Beginning Shares	440,000
Beginning Cost	$454,448
Purchase Cost	—
Sales Cost	—
Ending Cost	$454,448
Ending Shares	440,000
Dividend Income	$—
Net Realized Gain/(Loss)	$—

NOTE 5 – DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the six months ended June 30, 2007, the Al Frank Fund – Investor Class and the Al Frank Dividend Value Fund – Investor Class paid the Distribution Coordinator $336,525 and $38,822, respectively.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2007, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Fund, were $319,110 and $32,610,545, respectively.

For the six months ended June 30, 2007, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Dividend Value Fund, were $820,040 and $1,900,703, respectively.

NOTE 7 – LINE OF CREDIT

The Al Frank Fund and Al Frank Dividend Value Fund have lines of credit in the amounts of $25,000,000 and $8,400,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank, N.A.  During the six months ended June 30, 2007, the Funds did not draw upon the lines of credit.

NOTE 8 – SECURITIES LENDING

Effective September 8, 2006 the Al Frank Funds entered into a securities lending arrangement with Morgan Stanley Securities Servicing Inc. (the “Borrower”).  Under the terms of the agreement, the Funds are authorized to loan securities to the borrower.  In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral is invested in short-

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2007 (Unaudited), Continued

term instruments as noted in the Schedules of Investments.  Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.  The agreement provides that the Funds receive a guaranteed amount in securities lending revenue annually. Effective January 3, 2007, the Al Frank Dividend Value Fund is excluded from this agreement.

As of June 30, 2007, the Al Frank Fund had loaned securities which were collateralized by cash.  The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.  Securities lending income is disclosed in the Fund’s Statement of Operations.

As of June 30, 2007, the value of securities loaned and collateral held by the Al Frank Fund are as follows:

Market Value
of Securities
Loaned	Collateral
$19,353,504	$19,862,997

NOTE 9 – INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of distributions received from real estate investment trusts, wash sale losses deferred, and losses realized subsequent to October 31 on the sale of securities.

The tax character of distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 for the Al Frank Fund was as follows:

	2007	2006
Long-term capital gains	$—	$6,036,571

The tax character of distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 for the Al Frank Dividend Value Fund was as follows:

	2007	2006
Ordinary income	$—	$332,546
Long-term capital gains	—	460,518

Ordinary income distributions may include dividends paid from short-term capital gains.

As of December 31, 2006, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

		Al Frank
	Al Frank Fund	Dividend Value Fund
Cost of investments	$218,038,480	$24,842,826
Gross tax unrealized appreciation	$104,001,117	$6,921,416
Gross tax unrealized depreciation	(11,983,731)	(886,157)
Net tax unrealized appreciation	$92,017,386	$6,035,259
Undistributed ordinary income	$—	$10,800
Undistributed long-term capital gain	2,078,424	39,083
Total distributable earnings	$2,078,424	$49,883
Other accumulated gains/(losses)	$—	$—
Total accumulated earnings/(losses)	$94,095,810	$6,085,142

Al Frank Funds

NOTICE TO SHAREHOLDERS at June 30, 2007 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888.263.6443 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2007

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 888.263.6443.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Information included in the Funds’ Form N-Q is also available by calling 888.263.6443.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Advisor
Al Frank Asset Management, Inc.
32392 Coast Highway, Suite 260
Laguna Beach, CA  92651
alfrankfunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
888.263.6443

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA  94105

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s independent trustees serve as its nominating committee, however, they do not make use of a nominating committee charter.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   9/5/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   9/5/07

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   9/5/07

* Print the name and title of each signing officer under his or her signature.